Lease liabilities	3 Months Ended
Mar. 31, 2020
Lease liabilities.
Lease liabilities

9.Lease liabilities

Lease obligations relate to the Company’s rent of office space and warehouse spaces. The term of the lease related to office space expires on November 1, 2020 and the term of leases related to warehouse spaces expire on August 31, 2021 and August 1, 2022 with the Company holding an option to renew one of the warehouse leases for a further five years.

The Company terminated one of its warehouse leases on January 31, 2020 without penalty for termination and derecognized lease liability and right-of-use asset of $47,238 and $45,636 respectively, on the effective date of termination.

The Company incurred $33,202 (March 31, 2019 – Nil) lease expenses for the three months ended March 31, 2020 for short-term lease and low-value lease which are not included in the measurement of lease liabilities.

The following tables reconciles the change in the lease liability and discloses a maturity analysis of the lease liability for the period ended March 31, 2020:

Balance as at January 1, 2020	$1,463,676
Lease termination	(47,238)
Accretion of lease liability	29,666
Repayment of principal and interest	(116,968)
Balance as at March 31, 2020	$1,329,136

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
Less than one year	$669,350	$87,816	$581,534
Between one and five years	634,171	115,845	518,326
More than five years	249,215	19,939	229,276
	$1,552,736	$223,600	1,329,136
Current portion of lease liabilities			581,534
Non-current portion of lease liabilities			$747,602